Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Trade receivables, allowance for credit losses | $		$ 14,060		$ 13,796
Ordinary shares, par value | ₪ / shares	₪ 0.01		₪ 0.01
Ordinary shares, shares authorized		240,000,000		240,000,000
Ordinary shares, shares issued		94,110,803		91,874,448
Ordinary shares, shares outstanding		90,629,280		88,392,925
Treasury stock, ordinary shares		3,481,523		3,481,523